Sunstone Financial Group, Inc.
                        207 East Buffalo Street, Suite 400
                              Milwaukee, WI  53202
                               Phone: 414/271-5885
                                Fax: 414/271-9717



November 21, 1996


VIA EDGAR


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549


Re:       Wasatch Funds, Inc.  - Registration Nos. 33-10451; 811-4920
--------------------------------------------------------------------------------


Dear Sir or Madam:

On behalf of the above-named registrant and pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, we hereby file the Fund's Form 24f-2 for the fiscal year ended September 30, 1996; and a legal opinion relating to the validity of the issued shares. The filing fee was sent to the Commission's lockbox on November 15, 1996.

Please telephone the undersigned at (414) 271-5885 should you have any questions regarding this filing.


Sincerely,


/s/ Elyce D. Dilworth
---------------------

Elyce D. Dilworth
Senior Financial Analyst



EDD/kl

cc:  Michael Radmer, Dorsey & Whitney






                                DORSEY & WHITNEY  LLP


  Minneapolis                  Pillsbury Center South               New York
Washington, D.C.               220 South Sixth Street                Denver
    London                Minneapolis, Minnesota 55402-1498         Seattle
   Brussels                  Telephone: (612) 340-2600               Fargo
  Hong Kong                     Fax: (612) 340-2868                 Billings
  Des Moines                                                        Missoula
  Rochester                                                        Great Falls
  Costa Mesa


                               November 12, 1996


Wasatch Funds, Inc.
Suite 400
68 South Main Street
Salt Lake City, Utah   84101


     Re:  Rule 24f-2 Notice for Wasatch Funds, Inc.
          (File No. 33-10451)


Dear Sir or Madam:

     We have acted as legal counsel to Wasatch Funds, Inc., a Utah corporation (the "Funds"), in connection with the Fund's Registration Statement on Form
N-1A (File No. 33-10451). This opinion is addressed to you in connection with a filing by the Funds of a notice (the "Notice") pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. In that connection, we have examined such documents and have reviewed such questions of law as we have considered necessary and appropriate for the purpose of this opinion. Based thereon, we advise you that, in our opinion, the 53,429,819.05 shares of common stock (comprised of 3,057,327.529 Series A shares, 5,891,587.304 Series B shares, 583,260.402 Series C shares, 10,226,657.069 Series D shares and 33,670,987.001 Series E shares), $.001 par value per share, sold by the Funds during the fiscal year ended September 30, 1996, as set forth in the Notice, were legally issued, have been fully paid, and are nonassessable, if issued and sold upon the terms and in the manner set forth in the Registration Statement of the Funds referred to above.


                                   Very truly yours,


                                   /s/ DORSEY & WHITNEY LLP
                                   ------------------------
                                   DORSEY & WHITNEY LLP

MJR







                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

            Read instructions at end of Form before preparing Form.
                             Please print or type.


 1.   Name and address of issuer:  Wasatch Funds, Inc.
                                   68 South Main Street
                                   Salt Lake City,  UT 84101



 2.   Name of each series or class of funds for which this notice is filed:

        Series A - Wasatch Aggressive Equity Fund
        Series B - Wasatch Growth Fund
        Series C - Wasatch Hoisington U.S. Treasury Fund (formerly Wasatch
                   Income Fund)
        Series D - Wasatch Mid-Cap Fund
        Series E - Wasatch Micro-Cap Fund


 3.   Investment Company Act File Number:  811-4920

      Securities Act File Number:  33-10451



 4.   Last day of fiscal year for which this notice is filed: September 30, 1996



 5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                  ( )



 6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):



 7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                          None



 8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                          None



 9.   Number and aggregate sale price of securities sold during the fiscal year:

                          52,991,775 - $452,670,637



 10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                          52,991,775 - $452,670,637



 11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

                          438,044 - $8,913,910



 12.  Calculation of registration fee:

     (i)    Aggregate sale price of securities sold during
            the fiscal year in reliance on rule 24f-2 (from
            Item 10):                                              $ 452,670,637
                                                                  --------------

     (ii)   Aggregate price of shares issued in connection
            with dividend reinvestment plans (from Item 11,
            if applicable):                                        +   8,913,910
                                                                  --------------

     (iii)  Aggregate price of shares redeemed or
            repurchased during the fiscal year
            (if applicable):                                       - 358,982,124
                                                                  --------------

     (iv)   Aggregate price of shares redeemed or repurchased
            and previously applied as a reduction to filing
            fees pursuant to rule 24e-2 (if applicable):           +           0
                                                                  --------------

     (v)    Net aggregate price of securities sold and
            issued during the fiscal year in reliance on
            rule 24f-2 [line (i), plus line (ii), less
            line (iii), plus line (iv)] (if applicable):             102,602,423
                                                                  --------------

     (vi)   Multiplier prescribed by Section 6(b) of the
            Securities Act of 1933 or other applicable law or
            regulation (see Instruction C.6):                      x      1/3300
                                                                  --------------

                                                                   $   31,091.64
                                                                  ==============
     (vii)  Fee due [line (i) or line (v) multiplied by line
            (vi)]:



 INSTRUCTION: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.



 13. Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                  (x)

      Date of mailing or wire transfer of filing fees to the Commission's lockbox depositpory:

                          November 15, 1996



                                  SIGNATURES

      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

      By (Signature and Title)<F1> /s/ Venice Edwards
                                   ------------------
                                   Secretary and Treasurer
                                   -----------------------


      Date November 21, 1996
           -----------------

           <F1> Please print the name and title of the signing officer below the signature.